Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2019
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Other Operating Income and Expenses
32.	Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Other operating income
Gain on disposals of assets held for sale	￦	1,180	27,171	37,461
Gain on disposals of investment in subsidiaries, associates and joint ventures		81,794	45,241	27,836
Gain on disposals of property, plant and equipment		32,145	53,139	49,367
Gain on disposals of intangible assets		23,391	117,139	1,896
Gain on valuation of firm commitment		56,301	39,028	60,201
Gain on valuation of emission rights		—	—	25,440
Gain on disposals of emission rights		—	—	11,141
Reversal of other provisions		—	3,557	36,522
Others(*1,3)		253,670	238,311	201,027

	￦	448,481	523,586	450,891

Other operating expenses
Impairment loss on assets held for sale	￦	—	(50,829)	(38,328)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(19,985)	(5,226)	(6,539)
Loss on disposals of property, plant and equipment		(151,343)	(117,614)	(120,227)
Impairment loss on property, plant and equipment		(117,231)	(1,004,704)	(442,700)
Impairment loss on investment property		—	(51,461)	(32,642)
Impairment loss on intangible assets		(167,995)	(337,519)	(191,021)
Loss on valuation of firm commitment		(43,164)	(66,281)	(37,685)
Idle tangible asset expenses		(10,490)	(9,257)	(34,152)
Increase to provisions		(33,964)	(134,632)	(23,074)
Donations		(51,424)	(52,074)	(51,567)
Others(*2)		(95,780)	(184,865)	(112,029)

	￦	(691,376)	(2,014,462)	(1,089,964)

(*1)	During the year ended December 31, 2019, the Company recognized other operating income of ￦ 74,044 million as a result of request for judgment on refund of value added tax related to imported LNG.
(*2)	During the 2018, the Company recognized the other-operating expenses of ￦ 52,997 million in fines for additional value added tax related to imported LNG.
(*3)	During the year ended December 31, 2018, the Company recognized other operating income of ￦ 55,306 million as a result of request for judgment and correction of tax investigation.